10. EQUITY (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity
Shares issued at the start of the period	$ 27,299,332	$ 26,178,281
Shares issued from placements	9,501,227
Exercise of warrants	7,821,700	872,291
Exercise of options	331,251	145,000
Shares issued for interest payment	76,635
Share based compensation		103,760
Shares issued at the end of period	$ 45,030,145	$ 27,299,332